Related Parties - Summary of Transactions with Subsidiaries (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Transactions
Other operating expenses		$ 231,905	$ 204,833	$ 133,698
Trip.com and its Subsidiaries [Member]
Transactions
Commission received		287	51	100
Commission paid		1,530	402	673
Marketing alliances		1,736	180	50
Other operating expenses		7,560	5,268	4,572
Advance given		596
Advance given received back		596
Trip.com and its Subsidiaries [Member] | Air Ticketing [Member]
Transactions
Sale of air ticketing	[1]	4,899	1,538	768
Purchase of air ticketing	[1]	78,372	96,996	40,954
Trip.com and its Subsidiaries [Member] | Hotels and Packages [Member]
Transactions
Sale of hotel and packages	[1]	14,758	3,005	5,192
Purchase of hotel and packages	[1]	$ 31,401	$ 16,595	$ 14,575

[1]	represents gross amount booked/charged for the air ticketing and hotels and packages transactions.